Cover	Sep. 09, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-40367
Entity Registrant Name	BARINTHUS BIOTHERAPEUTICS PLC
Entity Central Index Key	0001828185
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	20400 Century Boulevard
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Germantown
Entity Address, State or Province	MD
Entity Address, Country	US
Entity Address, Postal Zip Code	20874
City Area Code	443
Local Phone Number	917-0966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BRNS
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.000025 per share*